Transactions With Related Parties (Details) - Schedule of assets and liabilities with related parties - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Companies of The Group [Member]
Assets
Cash and deposits in banks	$ 280,364	$ 1,069,468	$ 703,069
Financial assets at FVTPL
Financial derivative contracts	1,190,683	1,164,660	978,696
Other assets	676,850	1,042,852	445,609
Financial liabilities at FVTPL
Financial derivative contracts	1,695,284	2,083,795	1,137,502
Financial liabilities at amortised cost
Deposits and other demand liabilities	73,193	16,190	17,118
Time deposits and other time liabilities	10,376	900,830	1,409,404
Obligations under repurchase agreements	64,547	57,771	961,718
Interbank borrowing	224,798	640,860	544,291
Issued debt instruments	1,001,310	584,244	349,002
Other financial liabilities	267,130	16,259	1,210
Associated companies [Member]
Assets
Cash and deposits in banks
Financial assets at FVTPL
Financial derivative contracts	386,494	298,997	186,038
Other assets	287,053	437,227	412,277
Financial liabilities at FVTPL
Financial derivative contracts	326,149	224,247	354,108
Financial liabilities at amortised cost
Deposits and other demand liabilities		2,486	4,484
Time deposits and other time liabilities		1,677	100
Obligations under repurchase agreements
Interbank borrowing
Issued debt instruments		592,468
Other financial liabilities	325,070	233,630	4,484
Key personnel [Member]
Assets
Cash and deposits in banks
Financial assets at FVTPL
Financial derivative contracts			33
Other assets
Financial liabilities at FVTPL
Financial derivative contracts
Financial liabilities at amortised cost
Deposits and other demand liabilities	4,398	4,760	5,997
Time deposits and other time liabilities	9,442	3,066	4,706
Obligations under repurchase agreements		181	101
Interbank borrowing
Issued debt instruments
Other financial liabilities			5,997
Other [Member]
Assets
Cash and deposits in banks
Financial assets at FVTPL
Financial derivative contracts			7
Other assets
Financial liabilities at FVTPL
Financial derivative contracts
Financial liabilities at amortised cost
Deposits and other demand liabilities	833	1,003	3,242
Time deposits and other time liabilities	1,102	948	864
Obligations under repurchase agreements	18,135	5,807
Interbank borrowing
Issued debt instruments
Other financial liabilities			$ 3,242